Loans - Summary of Loans by Credit Quality Indicator (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 548,405	$ 516,300
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	146,875	140,273
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	183,605	179,663
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	167,296	157,172
Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	31,227	22,886
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	19,402	16,306
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	316,835	297,543
Pass [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	125,840	116,833
Pass [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	163,261	162,012
Pass [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	194	205
Pass [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	27,540	18,493
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	10,965	22,785
Special Mention [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	5,383	13,685
Special Mention [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	5,582	8,220
Special Mention [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans		880
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	29,050	17,988
Substandard [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	14,775	8,841
Substandard [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	13,578	8,620
Substandard [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	637	470
Substandard [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	60	57
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	191,555	177,984
Not Rated [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	877	914
Not Rated [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,184	811
Not Rated [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	166,465	156,497
Not Rated [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	3,687	3,513
Not Rated [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 19,342	$ 16,249